UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6653

The Jensen Portfolio, Inc.
(Exact name of registrant as specified in charter)

5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
(Address of principal executive offices) (Zip code)

Robert McIver
5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
(Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

	The Jensen Portfolio, Inc.
	Schedule of Investments
	8/31/2010 (Unaudited)
	(showing percentage of total net assets)
Shares		Value
	Common Stocks - 98.77%
	Aerospace & Defense - 4.20%
1,732,000	United Technologies Corporation	$112,943,720
	Air Freight & Logistics - 2.18%
903,000	C H Robinson Worldwide, Inc.	58,685,970
	Beverages - 7.34%
1,562,000	The Coca-Cola Company	87,347,040
1,712,000	PepsiCo, Inc.	109,876,160
		197,223,200
	Capital Markets - 4.00%
2,457,000	T. Rowe Price Group, Inc.	107,567,460
	Chemicals - 6.48%
1,219,000	Ecolab, Inc.	57,780,600
1,354,000	Praxair, Inc.	116,484,620
		174,265,220
	Electrical Equipment - 4.34%
2,499,100	Emerson Electric Co.	116,583,015
	Electronic Equipment, Instruments & Components - 2.48%
1,636,200	Amphenol Corporation	66,626,064
	Food & Staples Retailing - 2.20%
2,154,000	Sysco Corporation	59,213,460
	Health Care Equipment & Supplies - 11.32%
1,116,000	C R Bard, Inc.	85,742,280
3,517,400	Medtronic, Inc.	110,727,752
2,499,000	Stryker Corporation	107,931,810
		304,401,842
	Household Products - 9.96%
884,000	The Clorox Company	57,300,880
1,360,000	Colgate-Palmolive Company	100,422,400
1,843,000	The Procter & Gamble Company	109,971,810
		267,695,090
	Industrial Conglomerates - 4.21%
1,439,500	3M Co.	113,072,725
	IT Services - 8.38%
2,332,500	Automatic Data Processing, Inc.	90,057,825
1,578,000	Cognizant Technology Solutions Corporation (a)	90,900,690
1,782,000	Paychex, Inc.	44,353,980
		225,312,495
	Life Sciences Tools & Services - 2.58%
1,144,000	Waters Corporation (a)	69,234,880
	Media - 4.38%
3,367,000	Omnicom Group, Inc.	117,878,670
	Pharmaceuticals - 7.46%
2,880,000	Abbott Laboratories	142,099,200
1,025,500	Johnson & Johnson	58,474,010
		200,573,210
	Professional Services - 3.35%
3,054,000	Equifax, Inc.	90,001,380
	Software - 13.91%
4,260,000	Adobe Systems, Inc. (a)	118,257,600
5,795,000	Microsoft Corporation	136,066,600
5,473,000	Oracle Corporation	119,749,240
		374,073,440
	Total Common Stocks (Cost $2,421,973,363)	2,655,351,841

	Short Term Investments - 0.72%
	Money Market Funds - 0.72%
19,281,856	Fidelity Institutional Money Market Fund - Government Portfolio, 0.06% (b)	19,281,856
	Total Short Term Investments (Cost $19,281,856)	19,281,856

	Total Investments (Cost $2,441,255,219) - 99.49%	2,674,633,697
	Other Assets in Excess of Liabilities - 0.51%	13,737,862
	TOTAL NET ASSETS - 100.00%	$2,688,371,559

	(a) Non-income producing security.
	(b) Variable rate security. The rate listed is as of August 31, 2010.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is
	a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	The accompanying footnotes are an integral part of this Schedule of Investments.

The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows*:

	Cost of investments	$2,441,255,219
	Gross unrealized appreciation	388,525,969
	Gross unrealized depreciation	(155,147,491)
	Net unrealized appreciation	$233,378,478

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Pricing Inputs

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Investments at Value	Total	Level 1	Level 2	Level 3
Common Stock**	$2,655,351,841	$2,655,351,841	$ -	$ -
Money Market Fund	19,281,856	19,281,856		-
Total Investments	$2,674,633,697	$2,674,633,697	$ -	$ -

** For further information regarding security characteristics, please see the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Jensen Portfolio, Inc.

By (Signature and Title)        /s/ Robert McIver
Robert McIver, President

Date         10/27/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Robert McIver
Robert McIver, President

Date        10/27/10

By (Signature and Title)        /s/ Brian Ferrie
Brian Ferrie, Treasurer

Date        10/27/10